Condensed Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Ordinary Shares	Class B Ordinary Shares
Balance at Jul. 02, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Jul. 02, 2020				0	0
Balance at Jul. 02, 2020	0	0	0	$ 0	$ 0
Balance (in Shares) at Jul. 02, 2020				0	0
Issuance of Class B ordinary shares to Sponsor	25,000	23,275			$ 1,725
Issuance of Class B ordinary shares to Sponsor (in Shares)					17,250,000
Sale of units in initial public offering, less fair value of public warrants	667,425,160	667,418,260		$ 6,900
Sale of units in initial public offering, less fair value of public warrants (in Shares)				69,000,000
Offering costs	(37,539,788)	(37,539,788)
Excess of cash received over fair value of private placement warrants	1,616,950	1,616,950
Shares subject to possible redemption	(562,624,730)	(562,619,104)		$ (5,626)
Shares subject to possible redemption (in Shares)				(56,262,473)
Net Income (loss)	(63,902,585)		(63,902,585)
Balance at Dec. 31, 2020	5,000,007	68,899,593	(63,902,585)	$ 1,274	$ 1,725
Balance (in Shares) at Dec. 31, 2020				12,737,527	17,250,000
Shares subject to possible redemption	(40,606,480)	(40,606,074)		$ (406)
Shares subject to possible redemption (in Shares)				(4,060,648)
Net Income (loss)	40,606,478		40,606,478
Balance at Mar. 31, 2021	$ 5,000,005	$ 28,293,519	$ (23,296,107)	$ 868	$ 1,725
Balance (in Shares) at Mar. 31, 2021				8,676,879	17,250,000